Eaton Vance
National Municipal Opportunities Trust
June 30, 2026
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 107.9%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.5%
Texas Water Development Board, 4.80%, 10/15/52	$1,475	$ 1,495,859
		$ 1,495,859
Education — 8.0%
Arizona Industrial Development Authority, (Academies of Math and Science), 5.25%, 7/1/46(1)	$770	$ 773,981
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	185	155,311
Boyle County, KY, (Centre College):
4.25%, 6/1/46	1,000	944,137
4.50%, 6/1/53	605	565,600
5.25%, 6/1/43	2,000	2,088,597
California Municipal Finance Authority, (Westside Neighborhood School), 6.20%, 6/15/54(1)	2,120	2,238,437
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.):
5.375%, 6/15/38(1)	210	210,193
5.375%, 6/15/48(1)	395	376,901
District of Columbia, (KIPP DC), 4.00%, 7/1/44	410	380,773
Idaho Housing and Finance Association, (Alturas Preparatory Academy), 4.125%, 5/1/44	1,000	972,747
Illinois Finance Authority, (DePaul College Prep Foundation), 5.625%, 8/1/53(1)	750	774,886
Jacksonville, FL, (Jacksonville University), 5.00%, 6/1/53(1)	1,000	925,009
Kentucky Bond Development Corp., (University of Kentucky Central Utility Plant), 5.00%, 10/31/58	1,700	1,739,163
Pennsylvania University, 5.25%, 9/1/50(2)	3,000	3,248,700
Public Finance Authority, WI, (Cornerstone Charter Academy):
5.00%, 2/1/54	900	826,122
5.00%, 2/1/64	1,835	1,640,717
Public Finance Authority, WI, (North Carolina Leadership Academy), 5.00%, 6/15/54(1)	455	420,813
Public Finance Authority, WI, (Roseman University of Health Sciences):
4.00%, 4/1/52(1)	245	197,903
5.00%, 4/1/40(1)	620	624,704
5.00%, 4/1/50(1)	830	787,701
Sierra Vista Industrial Development Authority, AZ, (American Leadership Academy Johnston), 6.50%, 6/15/65(1)	2,000	2,004,226
South Carolina Jobs-Economic Development Authority, (Carolina Voyager), 5.00%, 6/15/44(1)	1,000	1,011,468
		$ 22,908,089
Security	Principal Amount (000's omitted)	Value
Electric Utilities — 1.5%
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 4.125%, 11/1/45	$4,250	$ 4,172,757
		$ 4,172,757
Escrowed/Prerefunded — 0.0%†
Public Finance Authority, WI, (Roseman University of Health Sciences):
Prerefunded to 4/1/30, 5.00%, 4/1/50(1)	$10	$ 10,761
Prerefunded to 4/1/32, 4.00%, 4/1/52(1)	5	5,270
		$ 16,031
General Obligations — 13.2%
Alvin Independent School District, TX, (PSF Guaranteed):
5.25%, 2/15/50(2)	$2,750	$ 2,953,445
5.25%, 2/15/53(2)	2,750	2,935,295
Chicago Board of Education, IL:
5.00%, 12/1/42	4,955	4,819,547
5.75%, 12/1/50	3,455	3,520,534
6.00%, 12/1/49	1,750	1,812,512
Chicago, IL, 6.00%, 1/1/45	2,000	2,160,762
Jackson County School District No. 6, OR, 0.00%, 6/15/41	710	367,121
Massachusetts, 5.00%, 4/1/55(2)	2,500	2,618,325
Mesquite Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/49(2)	4,000	4,258,840
Northside Independent School District, TX, (PSF Guaranteed), 5.25%, 2/15/55(2)	4,500	4,795,425
Puerto Rico:
0.00%, 7/1/33	2,000	1,467,583
4.00%, 7/1/35	2,127	2,147,328
Spring Independent School District, TX, (PSF Guaranteed), 5.25%, 8/15/55(2)	3,600	3,835,188
Township of Freehold, NJ, 1.00%, 10/15/29	145	133,706
		$ 37,825,611
Hospital — 5.1%
Allegheny County Hospital Development Authority, PA, (Allegheny Health Network Obligated Group), 5.00%, 4/1/47	$2,330	$ 2,347,420
Astoria Hospital Facilities Authority, OR, (Columbia Memorial Hospital), 5.25%, 8/1/49	2,000	2,045,033
California Municipal Finance Authority, (Gateways Hospital and Mental Health Centers), 5.25%, 9/1/55	775	797,521
Geisinger Authority, PA, (Geisinger Health System), 4.00%, 2/15/47	1,105	1,003,791

Eaton Vance
National Municipal Opportunities Trust
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Idaho Health Facilities Authority, ID, (St. Luke’s Health System), 4.375%, 3/1/53	$910	$ 884,232
Illinois Finance Authority, (Ascension), 4.00%, 2/15/36	505	505,628
Michigan Finance Authority, (McLaren Health Care), 4.00%, 2/15/47	995	921,240
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University Obligated Group), 5.00%, 5/1/57	2,550	2,573,586
Muskingum County, OH, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/44	1,330	1,330,110
Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 5/15/48	500	461,515
West Virginia Hospital Finance Authority, (West Virginia University Health System Obligated Group), 4.375%, 6/1/53	1,390	1,342,003
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), 6.25%, 11/1/52	225	237,022
		$ 14,449,101
Housing — 5.9%
Dallas Housing Finance Corp., TX, (Hiline Illinois), (FNMA), 5.00%, 3/1/44	$2,825	$ 3,016,405
Indiana Housing and Community Development Authority, SFMR, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.70%, 7/1/53	1,380	1,384,298
Michigan Housing Development Authority, Social Bonds, 5.00%, 12/1/55	1,115	1,142,853
New Hampshire Business Finance Authority, Social Certificates, 4.75% to 6/1/35 (Put Date), 6/20/41	2,492	2,570,845
Pennsylvania Housing Finance Agency, SFMR, Social Bonds, 5.45%, 4/1/51	1,930	2,003,261
Public Finance Authority, WI, (KSU Bixby Real Estate Foundation LLC), 5.50%, 6/15/45	700	737,170
Rhode Island Housing and Mortgage Finance Corp., Social Bonds, (GNMA), 4.65%, 10/1/53	1,670	1,678,444
Texas Department of Housing and Community Affairs, (GNMA), 5.125%, 1/1/54	1,280	1,340,079
Washington Housing Finance Commission, Social Certificates, 3.375%, 4/20/37	3,310	3,109,182
		$ 16,982,537
Industrial Development Revenue — 5.1%
Arkansas Development Finance Authority, (United States Steel Corp.), Green Bonds, (AMT), 5.70%, 5/1/53	$2,540	$ 2,633,179
Hawaii Department of Budget and Finance, (Hawaiian Electric Co., Inc.), 3.20%, 7/1/39	1,000	886,129
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Henderson, KY, (Pratt Paper, LLC), (AMT), 4.70%, 1/1/52(1)	$2,000	$ 1,950,803
National Finance Authority, NH, (Covanta):
4.625%, 11/1/42(1)	1,415	1,294,003
(AMT), 4.875%, 11/1/42(1)	1,555	1,455,799
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), 2.95%, 4/1/29(1)	560	546,998
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	2,560	2,947,910
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 10/1/40	2,760	2,842,782
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(1)	145	147,201
		$ 14,704,804
Insured - Education — 0.5%
Eastern Michigan University, (BAM), 5.25%, 3/1/55	$1,365	$ 1,432,829
		$ 1,432,829
Insured - Electric Utilities — 0.7%
Georgia Municipal Electric Authority, (Plant Vogtle Units 3 & 4 Project J), (AG), 5.00%, 7/1/64	$1,875	$ 1,935,334
		$ 1,935,334
Insured - Hospital — 1.9%
Columbia County Hospital Authority, GA, (Wellstar Health System, Inc.), (AG), 5.00%, 4/1/53	$1,500	$ 1,552,239
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), (AG), 4.25%, 11/1/51	940	884,327
West Virginia Hospital Finance Authority, (Vandalia Health), (AG), 5.50%, 9/1/48	2,000	2,132,876
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), (AG), 5.00%, 11/1/51	800	816,136
		$ 5,385,578
Insured - Housing — 0.4%
Knox County Health, Educational and Housing Facility Board, TN, (University of Tennessee), (BAM), 5.25%, 7/1/64	$1,000	$ 1,036,412
		$ 1,036,412

Eaton Vance
National Municipal Opportunities Trust
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Lease Revenue/Certificates of Participation — 0.5%
Hinds County, MS, Lease Purchase, (BAM), 4.625%, 9/1/54(1)	$1,415	$ 1,365,998
		$ 1,365,998
Insured - Special Tax Revenue — 3.9%
Miami-Dade County, FL, Professional Sports Franchise Facilities:
(AG), 6.875%, 10/1/34	$4,000	$ 4,473,097
(AG), 7.00%, 10/1/39	6,000	6,687,595
		$ 11,160,692
Insured - Transportation — 7.0%
Metropolitan Transportation Authority, NY, Green Bonds, (AG), 4.00%, 11/15/48	$6,085	$ 5,506,623
New York Transportation Development Corp., (John F. Kennedy International Airport Terminal 6 Redevelopment), Green Bonds, (AG), (AMT), 5.25%, 12/31/54	2,360	2,444,819
North Carolina Turnpike Authority, (Triangle Expressway System):
(AG), 0.00%, 1/1/35	3,980	2,950,323
(AG), 0.00%, 1/1/36	13,000	9,233,338
		$ 20,135,103
Lease Revenue/Certificates of Participation — 8.3%
Baltimore, MD, (Harbor Point), 4.875%, 6/1/42	$320	$ 329,511
National Finance Authority, NH, (Centurion BioSquare, Inc.), 5.88%, 12/15/38	2,610	2,720,605
New Hampshire Business Finance Authority, (Centurion Foundation Broward Health Medical Center LLC), 5.625%, 9/15/57	1,500	1,566,887
New Jersey Economic Development Authority, (Portal North Bridge), 5.00%, 11/1/52	2,000	2,061,141
New Jersey Economic Development Authority, (School Facilities Construction):
5.00%, 6/15/43	215	222,590
5.00%, 6/15/44	4,205	4,381,147
New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/38	20,000	12,424,822
		$ 23,706,703
Other Revenue — 2.5%
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	$3,195	$ 2,506,329
Kalispel Tribe of Indians, WA, Series A, 5.25%, 1/1/38(1)	390	395,638
Military Installation Development Authority, UT, 4.00%, 6/1/41	500	485,618
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	$605	$ 639,051
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	1,000	1,073,508
Public Finance Authority, WI, (Inperium), Social Bonds, 6.00%, 12/1/50(1)(3)	620	641,881
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	1,245	1,312,143
		$ 7,054,168
Senior Living/Life Care — 15.3%
Atlantic Beach, FL, (Fleet Landing), 5.00%, 11/15/37	$3,405	$ 3,407,018
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/42	665	665,782
Build NYC Resource Corp., NY, (Riverspring Health Senior Living, Inc.), 5.50%, 12/15/32(1)	2,000	1,990,320
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.25%, 11/15/50	100	100,115
Colorado Health Facilities Authority, (Aberdeen Ridge), 5.00%, 5/15/58	1,110	815,498
Colorado Health Facilities Authority, (Covenant Living Communities and Services), 5.125%, 12/1/55	2,000	2,019,233
Fayetteville Public Facilities Board, AR, (Butterfield Trail Village), 5.50%, 12/1/54	500	518,592
Indiana Finance Authority, (Marquette), 5.25%, 3/1/50	4,000	4,092,356
Massachusetts Development Finance Agency, (Linden Ponds, Inc.):
5.00%, 11/15/33(1)	470	484,588
5.00%, 11/15/38(1)	310	318,258
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/57(1)	1,650	1,640,845
Montgomery County Industrial Development Authority, PA, (ACTS Retirement Communities, Inc.), 5.25%, 11/15/53	1,500	1,524,225
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza), 4.00%, 12/1/51	1,475	1,186,652
National Finance Authority, NH, (The Vista):
5.625%, 7/1/46(1)	360	362,861
5.75%, 7/1/54(1)	780	783,040
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group):
5.00%, 7/1/34	55	55,326
5.00%, 7/1/49	2,000	1,853,066
New York Dormitory Authority, (Orchard Park CCRC, Inc.), 5.125%, 11/15/55	640	650,317

Eaton Vance
National Municipal Opportunities Trust
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge), 5.00%, 1/1/49	$3,000	$ 2,901,997
North Carolina Medical Care Commission, (Twin Lakes Community), 5.25%, 1/1/55	1,955	1,998,388
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.125%, 10/1/54	500	505,475
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village):
11.50%, 7/1/27(1)	765	1,179,642
11.50%, 7/1/27(1)	100	107,996
Public Finance Authority, WI, (Mary's Woods at Marylhurst), 5.25%, 5/15/37(1)	630	634,286
South Carolina Jobs-Economic Development Authority, (Rolling Green Village), 5.75%, 12/1/60	500	506,795
South Carolina Jobs-Economic Development Authority, (Seafields Kiawah Island Project), 7.75%, 11/15/58	2,000	2,193,211
Stamford Housing Authority, CT, (Mozaic Concierge Living), 6.00%, 10/1/40	500	535,943
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.625%, 11/15/41	1,325	1,331,193
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 6.00%, 10/1/37(1)	820	702,966
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.25%, 11/15/37	1,000	1,011,750
Virginia Small Business Financing Authority, (Lifespire of Virginia), 5.25%, 12/1/56	1,010	1,033,979
Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/51(1)	1,335	1,214,404
Washington Housing Finance Commission, (Horizon House), 6.25%, 1/1/61	3,860	3,995,503
Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/49(1)	305	294,256
Wisconsin Health and Educational Facilities Authority, (Three Pillars Senior Living Communities), 5.75%, 8/15/54	1,000	1,046,586
		$ 43,662,462
Special Tax Revenue — 10.4%
Aerotropolis Regional Transportation Authority, CO, 5.75%, 12/1/54(1)	$2,150	$ 2,188,341
Atlanta Development Authority, GA, (Westside Gulch Area), 5.50%, 4/1/39(1)	1,640	1,688,990
Lakewood Ranch Stewardship District, FL, (Villages of Lakewood Ranch South):
5.125%, 5/1/46	985	985,230
6.00%, 5/1/56	2,000	2,118,837
Maryland Economic Development Corp., (Port Covington), 4.00%, 9/1/50	140	119,274
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Mida Mountain Village Public Infrastructure District, UT, 5.125%, 6/15/54(1)	$1,190	$ 1,203,825
New York City Transitional Finance Authority, NY, Future Tax Revenue, 3.00%, 11/1/47	4,205	3,258,174
New York Dormitory Authority, Personal Income Tax Revenue, 5.50%, 3/15/53(2)	2,000	2,188,680
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/44(2)	6,900	7,283,502
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/51	2,250	611,631
5.00%, 7/1/58	4,015	4,015,383
Washington Metropolitan Area Transit Authority, D.C., Sustainability Bonds, 5.25%, 7/15/59(2)	4,000	4,201,800
		$ 29,863,667
Transportation — 17.2%
California Municipal Finance Authority, (SFMTA Potrero Yard Modernization), 5.50%, 9/1/56	$835	$ 915,253
Chicago, IL, (O'Hare International Airport), (AMT), 5.50%, 1/1/55(2)	1,500	1,553,655
Louisiana Public Facilities Authority, (I-10 Calcasieu River Bridge Public-Private Partnership), (AMT), 5.75%, 9/1/64	1,500	1,565,878
Massachusetts, (Rail Enhancement Program), Sustainability Bonds, 5.00%, 6/1/53(2)	4,000	4,180,440
Metropolitan Transportation Authority, NY, Green Bonds, 5.25%, 11/15/55	1,520	1,554,428
Metropolitan Washington Airports Authority, D.C., (AMT), 4.00%, 10/1/51	2,175	1,977,842
New York Transportation Development Corp., (John F. Kennedy Airport Terminals 6 Redevelopment), Green Bonds, (AMT), 5.50%, 12/31/60	1,960	2,008,771
New York Transportation Development Corp., (John F. Kennedy International Airport New Terminal One):
Green Bonds, (AMT), 5.375%, 6/30/60	1,645	1,655,014
Green Bonds, (AMT), 6.00%, 6/30/54	770	807,440
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.25%, 1/1/50	2,105	2,104,890
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 5.00%, 12/1/38	1,950	2,059,807
Public Finance Authority, WI, (Georgia SR 400 Express Lanes), (AMT), 5.75%, 6/30/60	6,500	6,813,806
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/49	5,990	6,063,649
South Jersey Transportation Authority, NJ, 5.25%, 11/1/52	775	808,850

Eaton Vance
National Municipal Opportunities Trust
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	$3,965	$ 3,918,229
Texas Transportation Commission, (State Highway 249 System), 0.00%, 8/1/38	850	495,624
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/51(2)	8,800	9,030,824
Virginia Small Business Financing Authority, (95 Express Lanes, LLC), (AMT), 4.00%, 1/1/39	860	853,180
Virginia Small Business Financing Authority, (Transform 66 P3), (AMT), 5.00%, 12/31/52	995	995,211
		$ 49,362,791
Total Tax-Exempt Municipal Obligations (identified cost $295,406,961)		$308,656,526

Taxable Municipal Obligations — 4.1%
Security	Principal Amount (000's omitted)	Value
Education — 0.4%
Maricopa County Industrial Development Authority, AZ, (Grand Canyon University), 7.375%, 10/1/29(1)	$1,000	$ 1,044,604
		$ 1,044,604
General Obligations — 1.1%
Chicago, IL:
7.375%, 1/1/33	$1,542	$ 1,614,918
7.781%, 1/1/35	1,395	1,475,558
		$ 3,090,476
Insured - Education — 0.4%
Onondaga Civic Development Corp., NY, (Upstate Properties Development, Inc.), (BAM), 3.158%, 12/1/41	$1,610	$ 1,279,660
		$ 1,279,660
Insured - Housing — 0.4%
Oregon Facilities Authority, (CHF-Ashland, LLC - Southern Oregon University), (AG), 3.508%, 7/1/41	$1,500	$ 1,197,607
		$ 1,197,607
Security	Principal Amount (000's omitted)	Value
Insured - Transportation — 0.5%
Alameda Corridor Transportation Authority, CA, (AG), 0.00%, 10/1/45	$4,500	$ 1,408,433
		$ 1,408,433
Lease Revenue/Certificates of Participation — 0.1%
National Finance Authority, NH, (Centurion BioSquare, Inc.), 9.58%, 12/15/38	$140	$ 141,793
National Finance Authority, NH, (Centurion Foundation), 11.00%, 12/15/38	100	101,274
		$ 243,067
Special Tax Revenue — 0.8%
American Samoa Economic Development Authority, 3.72%, 9/1/27(1)	$735	$ 725,066
Oneida Indian Nation of New York, 8.00%, 9/1/40(1)	1,500	1,519,267
		$ 2,244,333
Transportation — 0.4%
Maryland Economic Development Corp., (Seagirt Marine Terminal), 4.75%, 6/1/42	$1,500	$ 1,303,484
		$ 1,303,484
Total Taxable Municipal Obligations (identified cost $12,358,518)		$ 11,811,664

Short-Term Investments — 0.2%
Security	Shares	Value
BlackRock Liquidity Funds - MuniCash, Institutional Shares, 2.55%(4)	733,528	$ 733,601
Total Short-Term Investments (identified cost $733,601)		$ 733,601
Total Investments — 112.2% (identified cost $308,499,080)		$321,201,791
Other Assets, Less Liabilities — (12.2)%		$(34,982,857)
Net Assets — 100.0%		$286,218,934

Eaton Vance
National Municipal Opportunities Trust
June 30, 2026
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2026, the aggregate value of these securities is $37,038,491 or 12.9% of the Trust's net assets.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(3)	When-issued security.
(4)	The rate shown is the annualized seven-day yield as of June 30, 2026.
At June 30, 2026, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:
New York	16.2%
Others, representing less than 10% individually	83.8%
The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2026, 14.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.6% to 12.8% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue

The Trust did not have any open derivative instruments at June 30, 2026.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2026, the hierarchy of inputs used in valuing the Trust's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$308,656,526	$ —	$308,656,526
Taxable Municipal Obligations	—	11,811,664	—	11,811,664
Short-Term Investments	733,601	—	—	733,601
Total Investments	$733,601	$320,468,190	$ —	$321,201,791
For information on the Trust's policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust's most recent annual or semi-annual financial statements.